Borrowing Arrangements (Details) - Schedule Of Interest Expense On Convertible Debt - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Two Thousand And Nineteen A Convertible Notes [Member]
Disclosure In Tabular Form Of Interest Expense On Convertible Debt [Line Items]
Amortization of debt discount	$ 0	$ 0	$ 4
PIK Interest	1	12	3
Total non-cash interest expense	1	12	7
Two Thousand And Twenty A Convertible Notes [Member]
Disclosure In Tabular Form Of Interest Expense On Convertible Debt [Line Items]
Amortization of debt discount	0	281	235
PIK Interest	16	74	32
Total non-cash interest expense	16	355	267
Two Thousand And Twenty One Convertible Notes [Member]
Disclosure In Tabular Form Of Interest Expense On Convertible Debt [Line Items]
Amortization of debt discount	112	454	0
PIK Interest	17	57	0
Total non-cash interest expense	129	511	0
Two Thousand And Twenty One A Convertible Notes With Embedded Derivative Liability [Member]
Disclosure In Tabular Form Of Interest Expense On Convertible Debt [Line Items]
Amortization of debt discount	0	0	0
PIK Interest	0	10	0
Total non-cash interest expense	$ 0	$ 10	$ 0